Revenues - Additional Information (Detail) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Disaggregation of Revenue [Abstract]
Revenue recognized contract liability	¥ 5,192	$ 746